Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS

At March 31, 2024

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 11.2%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A,
5.56%, 07/15/2059 (A)	$ 2,278,411	$ 2,267,753
ACM Auto Trust
Series 2023-2A, Class A,
7.97%, 06/20/2030 (A)	4,018,488	4,047,020
Anchorage Capital CLO 11 Ltd.
Series 2019-11A, Class AR,
3-Month Term SOFR + 1.40%, 6.72% (B), 07/22/2032 (A)	7,300,000	7,300,102
Anchorage Capital CLO 25 Ltd.
Series 2022-25A, Class C,
3-Month Term SOFR + 2.35%, 7.67% (B), 04/20/2035 (A)	1,000,000	990,827
Apidos CLO XXXI Ltd.
Series 2019-31A, Class A1R,
3-Month Term SOFR + 1.36%, 6.68% (B), 04/15/2031 (A)	7,000,000	7,002,597
Aqua Finance Trust
Series 2021-A, Class A,
1.54%, 07/17/2046 (A)	4,603,475	4,116,470
Avis Budget Rental Car Funding AESOP LLC
Series 2023-7A, Class A,
5.90%, 08/21/2028 (A)	5,355,000	5,453,179
Series 2024-1A, Class A,
5.36%, 06/20/2030 (A)	5,270,000	5,299,289
Battalion CLO XXI Ltd.
Series 2021-21A, Class A,
3-Month Term SOFR + 1.44%, 6.76% (B), 07/15/2034 (A)	3,000,000	2,999,103
BXG Receivables Note Trust
Series 2023-A, Class A,
5.77%, 11/15/2038 (A)	4,351,887	4,342,353
CARS-DB4 LP
Series 2020-1A, Class A1,
2.69%, 02/15/2050 (A)	4,436,065	4,307,318
Series 2020-1A, Class A4,
3.19%, 02/15/2050 (A)	1,232,552	1,190,579
CARS-DB5 LP
Series 2021-1A, Class A1,
1.44%, 08/15/2051 (A)	3,256,458	2,912,598
Series 2021-1A, Class A3,
1.92%, 08/15/2051 (A)	1,391,542	1,236,932
CARS-DB7 LP
Series 2023-1A, Class A1,
5.75%, 09/15/2053 (A)	7,840,000	7,794,276
CIFC Funding Ltd.
Series 2017-4A, Class A1R,
3-Month Term SOFR + 1.21%, 6.53% (B), 10/24/2030 (A)	4,113,415	4,117,759
Citigroup Mortgage Loan Trust, Inc.
Series 2007-FS1, Class 1A1,
4.26% (B), 10/25/2037 (A)	1,515,514	1,426,617
DataBank Issuer LLC
Series 2021-1A, Class A2,
2.06%, 02/27/2051 (A)	6,419,000	5,883,424

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A,
1.76%, 04/15/2049 (A)	$ 2,385,000	$ 2,128,903
Diamond Resorts Owner Trust
Series 2021-1A, Class B,
2.05%, 11/21/2033 (A)	1,120,054	1,055,815
Dryden 80 CLO Ltd.
Series 2019-80A, Class AR,
3-Month Term SOFR + 1.25%, 6.57% (B), 01/17/2033 (A)	6,700,000	6,699,833
First Investors Auto Owner Trust
Series 2021-2A, Class A,
0.48%, 03/15/2027 (A)	586,314	579,726
First National Master Note Trust
Series 2023-1, Class A,
5.13%, 04/15/2029	8,210,000	8,180,288
GoodLeap Sustainable Home Solutions Trust
Series 2021-5CS, Class A,
2.31%, 10/20/2048 (A)	5,152,759	4,147,237
Series 2022-1GS, Class A,
2.70%, 01/20/2049 (A)	609,510	504,523
Series 2022-3CS, Class A,
4.95%, 07/20/2049 (A)	595,498	559,573
Hertz Vehicle Financing III LLC
Series 2022-1A, Class B,
2.19%, 06/25/2026 (A)	4,450,000	4,273,644
Series 2023-3A, Class A,
5.94%, 02/25/2028 (A)	4,220,000	4,283,923
Hilton Grand Vacations Trust
Series 2018-AA, Class B,
3.70%, 02/25/2032 (A)	2,951,984	2,889,838
Series 2023-1A, Class A, 5.72%, 01/25/2038 (A)	3,327,303	3,349,406
Home Equity Asset Trust
Series 2004-4, Class M1,
1-Month Term SOFR + 0.89%, 6.22% (B), 10/25/2034	1,106,039	1,088,232
ICG US CLO Ltd.
Series 2014-1A, Class A1A2,
3-Month Term SOFR + 1.46%, 6.78% (B), 10/20/2034 (A)	9,325,000	9,308,429
LCM XV LP
Series 15A, Class AR2,
3-Month Term SOFR + 1.26%, 6.58% (B), 07/20/2030 (A)	2,685,966	2,685,972
LCM XXV Ltd.
Series 25A, Class AR,
3-Month Term SOFR + 1.10%, 6.42% (B), 07/20/2030 (A)	2,571,271	2,569,811
Mosaic Solar Loan Trust
Series 2023-2A, Class A,
5.36%, 09/22/2053 (A)	7,849,100	7,730,656
MVW LLC
Series 2020-1A, Class A,
1.74%, 10/20/2037 (A)	1,213,479	1,137,385
Series 2021-1WA, Class A,
1.14%, 01/22/2041 (A)	923,629	859,155
Series 2021-1WA, Class B,
1.44%, 01/22/2041 (A)	4,351,357	4,046,025
Series 2023-1A, Class A,
4.93%, 10/20/2040 (A)	5,781,789	5,693,582

Transamerica Series Trust	Page 1

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
MVW LLC (continued)
Series 2024-1A, Class A,
5.32%, 02/20/2043 (A)	$ 1,541,000	$ 1,547,787
Series 2024-1A, Class C,
6.20%, 02/20/2043 (A)	2,950,000	2,958,123
OZLM XV Ltd.
Series 2016-15A, Class BR,
3-Month Term SOFR + 2.51%, 7.83% (B), 04/20/2033 (A)	3,900,000	3,899,949
OZLM XXIV Ltd.
Series 2019-24A, Class A1AR,
3-Month Term SOFR + 1.42%, 6.74% (B), 07/20/2032 (A)	5,000,000	4,985,090
RASC Trust
Series 2005-KS11, Class M2,
1-Month Term SOFR + 0.74%, 6.07% (B), 12/25/2035	608,415	604,972
Santander Drive Auto Receivables Trust
Series 2020-2, Class D,
2.22%, 09/15/2026	1,407,166	1,398,574
Series 2021-1, Class D,
1.13%, 11/16/2026	8,421,143	8,241,391
Series 2021-2, Class D,
1.35%, 07/15/2027	5,607,257	5,442,925
Series 2021-4, Class C,
1.26%, 02/16/2027	7,831,165	7,723,094
Series 2022-2, Class A3,
2.98%, 10/15/2026	1,013,904	1,011,601
Sierra Timeshare Receivables Funding LLC
Series 2019-2A, Class A,
2.59%, 05/20/2036 (A)	1,180,045	1,169,941
Series 2020-2A, Class A,
1.33%, 07/20/2037 (A)	3,791,388	3,630,208
Series 2020-2A, Class B,
2.32%, 07/20/2037 (A)	1,902,218	1,827,066
Series 2021-1A, Class B,
1.34%, 11/20/2037 (A)	2,278,316	2,154,731
Series 2021-1A, Class C,
1.79%, 11/20/2037 (A)	1,002,552	948,306
Series 2023-1A, Class A,
5.20%, 01/20/2040 (A)	5,985,107	5,950,189
Series 2023-2A, Class A,
5.80%, 04/20/2040 (A)	2,938,200	2,958,972
Series 2023-3A, Class A,
6.10%, 09/20/2040 (A)	6,552,724	6,650,858
Series 2024-1A, Class A,
5.15%, 01/20/2043 (A)	2,412,000	2,402,305
Series 2024-1A, Class B,
5.35%, 01/20/2043 (A)	1,975,000	1,967,355
Series 2024-1A, Class C,
5.94%, 01/20/2043 (A)	3,235,000	3,222,135
Series 2024-1A, Class D,
8.02%, 01/20/2043 (A)	1,150,000	1,146,939
Sound Point CLO XVI Ltd.
Series 2017-2A, Class AR,
3-Month Term SOFR + 1.24%, 6.57% (B), 07/25/2030 (A)	2,258,795	2,258,790
Symphony CLO XIX Ltd.
Series 2018-19A, Class A,
3-Month Term SOFR + 1.22%, 6.54% (B), 04/16/2031 (A)	4,597,517	4,597,439

	Principal	Value
ASSET-BACKED SECURITIES (continued)
TCI-Symphony CLO Ltd.
Series 2016-1A, Class AR2,
3-Month Term SOFR + 1.28%, 6.60% (B), 10/13/2032 (A)	$ 4,801,755	$ 4,802,907
TCW CLO Ltd.
Series 2018-1A, Class A1R,
3-Month Term SOFR + 1.23%, 6.56% (B), 04/25/2031 (A)	3,759,757	3,760,043
Toyota Auto Loan Extended Note Trust
Series 2019-1A, Class A,
2.56%, 11/25/2031 (A)	5,000,000	4,977,447
Vantage Data Centers Issuer LLC
Series 2020-1A, Class A2,
1.65%, 09/15/2045 (A)	9,170,000	8,591,489
Venture 38 CLO Ltd.
Series 2019-38A, Class A1R,
3-Month Term SOFR + 1.42%, 6.74% (B), 07/30/2032 (A)	4,900,000	4,902,254
Venture 43 CLO Ltd.
Series 2021-43A, Class A1,
3-Month Term SOFR + 1.50%, 6.82% (B), 04/15/2034 (A)	4,000,000	4,000,120
Venture XXVII CLO Ltd.
Series 2017-27A, Class AR,
3-Month Term SOFR + 1.31%, 6.63% (B), 07/20/2030 (A)	4,655,409	4,657,499
Veridian Auto Receivables Trust
Series 2023-1A, Class A2,
5.97%, 08/17/2026 (A)	2,576,057	2,577,247
Wellfleet CLO Ltd.
Series 2019-1A, Class BR,
3-Month Term SOFR + 2.61%, 7.93% (B), 07/20/2032 (A)	3,000,000	2,986,830
Westlake Automobile Receivables Trust
Series 2022-3A, Class B,
5.99%, 12/15/2027 (A)	4,095,000	4,104,322

Total Asset-Backed Securities (Cost $267,409,562)		270,519,050

CORPORATE DEBT SECURITIES - 42.8%
Aerospace & Defense - 0.6%
BAE Systems PLC
5.30%, 03/26/2034 (A)	3,259,000	3,276,991
Boeing Co.
5.93%, 05/01/2060	3,891,000	3,651,320
Embraer Netherlands Finance BV
7.00%, 07/28/2030 (A)	2,524,000	2,642,608
HEICO Corp.
5.35%, 08/01/2033	5,897,000	5,921,645

		15,492,564

Automobile Components - 0.1%
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/2032 (C)	2,419,000	2,104,577

Automobiles - 1.2%
BMW US Capital LLC
2.80%, 04/11/2026 (A)	2,638,000	2,523,917
Ford Motor Co.
4.35%, 12/08/2026	1,619,000	1,576,372

Transamerica Series Trust	Page 2

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Automobiles (continued)
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	$ 6,921,000	$ 6,659,748
6.95%, 06/10/2026	3,602,000	3,681,152
General Motors Co.
6.25%, 10/02/2043	3,739,000	3,827,518
Nissan Motor Acceptance Co. LLC
7.05%, 09/15/2028 (A)	4,914,000	5,141,299
Stellantis Finance US, Inc.
6.38%, 09/12/2032 (A)	3,516,000	3,789,458
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027 (A)	2,869,000	2,542,518

		29,741,982

Banks - 6.7%
Banco Santander SA
Fixed until 03/14/2027, 5.55% (B), 03/14/2028	4,000,000	4,000,594
Bank of America Corp.
Fixed until 03/11/2031, 2.65% (B), 03/11/2032	5,192,000	4,390,074
Fixed until 01/23/2034, 5.47% (B), 01/23/2035	2,735,000	2,756,697
Fixed until 09/15/2028, 5.82% (B), 09/15/2029	11,713,000	12,017,501
Barclays PLC
Fixed until 03/12/2054, 6.04% (B), 03/12/2055	1,049,000	1,092,009
Fixed until 11/02/2025, 7.33% (B), 11/02/2026	7,905,000	8,100,094
Fixed until 12/15/2029 (D), 9.63% (B)	5,702,000	6,045,426
BBVA Bancomer SA
Fixed until 09/13/2029, 5.88% (B), 09/13/2034 (A)	2,450,000	2,318,609
Fixed until 06/29/2033, 8.45% (B), 06/29/2038 (A)	6,000,000	6,335,526
BNP Paribas SA
Fixed until 11/17/2027 (D), 9.25% (A) (B) (C)	8,065,000	8,657,423
BPCE SA
4.50%, 03/15/2025 (A)	6,217,000	6,124,848
Citigroup, Inc.
Fixed until 05/25/2033, 6.17% (B), 05/25/2034	4,585,000	4,650,830
Goldman Sachs Group, Inc.
Fixed until 10/21/2031, 2.65% (B), 10/21/2032	6,942,000	5,783,007
ING Groep NV
Fixed until 09/11/2033, 6.11% (B), 09/11/2034	3,676,000	3,817,169
Intesa Sanpaolo SpA
Fixed until 11/21/2032, 8.25% (B), 11/21/2033 (A)	11,423,000	12,777,628
JPMorgan Chase & Co.
Fixed until 01/23/2029, 5.01% (B), 01/23/2030	11,400,000	11,357,013
Fixed until 01/23/2034, 5.34% (B), 01/23/2035	4,644,000	4,665,360
Lloyds Banking Group PLC
Fixed until 01/05/2034, 5.68% (B), 01/05/2035	4,897,000	4,928,294

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Morgan Stanley
Fixed until 01/16/2029, 5.17% (B), 01/16/2030	$ 11,068,000	$ 11,082,738
Fixed until 01/18/2034, 5.47% (B), 01/18/2035 (C)	2,326,000	2,348,946
PNC Financial Services Group, Inc.
Fixed until 01/22/2034, 5.68% (B), 01/22/2035	1,058,000	1,068,309
Fixed until 08/18/2033, 5.94% (B), 08/18/2034	4,336,000	4,452,781
Societe Generale SA
Fixed until 11/14/2028 (D), 10.00% (A) (B)	5,471,000	5,802,783
Truist Financial Corp.
Fixed until 01/26/2033, 5.12% (B), 01/26/2034	4,033,000	3,883,208
Fixed until 01/24/2034, 5.71% (B), 01/24/2035	3,641,000	3,659,294
Fixed until 10/28/2032, 6.12% (B), 10/28/2033	2,326,000	2,404,093
Fixed until 10/30/2028, 7.16% (B), 10/30/2029	2,332,000	2,488,824
UBS Group AG
Fixed until 11/15/2032, 9.02% (B), 11/15/2033 (A)	1,823,000	2,211,354
Fixed until 11/13/2028 (D), 9.25% (A) (B)	5,360,000	5,807,480
Wells Fargo & Co.
Fixed until 07/25/2033, 5.56% (B), 07/25/2034	7,223,000	7,257,800

		162,285,712

Beverages - 0.4%
Constellation Brands, Inc.
3.15%, 08/01/2029	1,846,000	1,682,361
3.70%, 12/06/2026	1,862,000	1,796,704
Primo Water Holdings, Inc.
4.38%, 04/30/2029 (A)	6,468,000	5,948,350

		9,427,415

Biotechnology - 0.6%
Amgen, Inc.
2.80%, 08/15/2041	2,895,000	2,100,673
5.60%, 03/02/2043	2,536,000	2,582,693
CSL Finance PLC
4.63%, 04/27/2042 (A)	4,559,000	4,216,669
Royalty Pharma PLC
2.20%, 09/02/2030	5,361,000	4,457,402

		13,357,437

Building Products - 0.6%
Builders FirstSource, Inc.
5.00%, 03/01/2030 (A)	1,802,000	1,721,925
Carrier Global Corp.
5.90%, 03/15/2034	2,530,000	2,659,767
Lowe’s Cos., Inc.
3.75%, 04/01/2032	5,211,000	4,790,859
Mohawk Industries, Inc.
5.85%, 09/18/2028	4,192,000	4,317,398

		13,489,949

Transamerica Series Trust	Page 3

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets - 0.5%
Charles Schwab Corp.
Fixed until 05/19/2033, 5.85% (B), 05/19/2034	$ 8,890,000	$ 9,109,129
LPL Holdings, Inc.
4.00%, 03/15/2029 (A)	4,234,000	3,894,526

		13,003,655

Chemicals - 0.4%
ASP Unifrax Holdings, Inc.
5.25%, 09/30/2028 (A)	964,000	629,386
Celanese US Holdings LLC
6.70%, 11/15/2033	3,254,000	3,471,702
Mosaic Co.
4.05%, 11/15/2027 (C)	2,604,000	2,513,595
Nutrien Ltd.
4.20%, 04/01/2029	4,240,000	4,096,367

		10,711,050

Commercial Services & Supplies - 2.0%
ADT Security Corp.
4.13%, 08/01/2029 (A)	5,327,000	4,880,569
Ambipar Lux SARL
9.88%, 02/06/2031 (A)	4,583,000	4,594,743
Ashtead Capital, Inc.
5.55%, 05/30/2033 (A)	1,773,000	1,743,339
5.80%, 04/15/2034 (A)	1,234,000	1,235,840
Carlisle Cos., Inc.
3.75%, 12/01/2027	1,994,000	1,901,449
Element Fleet Management Corp.
6.32%, 12/04/2028 (A)	6,761,000	6,988,030
General Electric Co.
4.50%, 03/11/2044	5,409,000	4,916,690
GXO Logistics, Inc.
2.65%, 07/15/2031	7,566,000	6,165,509
Quanta Services, Inc.
2.90%, 10/01/2030	2,805,000	2,454,381
Stericycle, Inc.
3.88%, 01/15/2029 (A) (C)	3,293,000	2,985,508
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/2032	9,279,000	7,461,236
Veralto Corp.
5.45%, 09/18/2033 (A)	3,739,000	3,784,055

		49,111,349

Communications Equipment - 0.2%
CommScope, Inc.
4.75%, 09/01/2029 (A)	6,057,000	4,330,755

Construction & Engineering - 0.5%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/2029 - 04/01/2030 (A)	2,867,000	2,635,901
Century Communities, Inc.
3.88%, 08/15/2029 (A)	2,621,000	2,360,096
6.75%, 06/01/2027	2,100,000	2,112,987
IHS Holding Ltd.
5.63%, 11/29/2026 (A)	2,572,000	2,386,250
IHS Netherlands Holdco BV
8.00%, 09/18/2027 (A)	2,253,000	2,143,549

		11,638,783

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction Materials - 0.2%
CRH America Finance, Inc.
3.40%, 05/09/2027 (A)	$ 4,933,000	$ 4,711,672
Holcim Finance US LLC
4.75%, 09/22/2046 (A)	1,100,000	976,607

		5,688,279

Consumer Finance - 0.2%
Capital One Financial Corp.
Fixed until 02/01/2029, 5.70% (B), 02/01/2030 (C)	4,976,000	5,017,301

Consumer Staples Distribution & Retail - 0.7%
7-Eleven, Inc.
1.80%, 02/10/2031 (A)	6,961,000	5,594,168
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP
4.63%, 01/15/2027 (A)	6,311,000	6,110,249
InRetail Consumer
3.25%, 03/22/2028 (A)	3,319,000	2,981,031
Sysco Corp.
5.95%, 04/01/2030	3,113,000	3,247,388

		17,932,836

Containers & Packaging - 0.9%
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029 (A)	3,807,000	3,808,732
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/2026 (A)	2,876,000	2,930,466
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC
4.00%, 10/15/2027 (A)	7,824,000	7,296,619
Sonoco Products Co.
2.25%, 02/01/2027	2,978,000	2,760,213
WRKCo, Inc.
3.90%, 06/01/2028	4,035,000	3,848,609

		20,644,639

Distributors - 0.1%
LKQ Corp.
6.25%, 06/15/2033	2,491,000	2,594,680

Diversified REITs - 1.1%
Broadstone Net Lease LLC
2.60%, 09/15/2031	3,510,000	2,771,917
GLP Capital LP/GLP Financing II, Inc.
4.00%, 01/15/2030	3,602,000	3,287,890
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026 (A)	3,656,000	3,444,057
Safehold GL Holdings LLC
6.10%, 04/01/2034	3,810,000	3,788,767
SBA Tower Trust
6.60%, 01/15/2028 (A)	13,662,000	14,002,512

		27,295,143

Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.
1.68%, 10/30/2030	2,963,000	2,415,422
1.75%, 01/20/2031	4,013,000	3,260,189
4.13%, 03/16/2027	2,931,000	2,870,597

		8,546,208

Electric Utilities - 0.9%
Black Hills Corp.
3.15%, 01/15/2027	2,572,000	2,429,817

Transamerica Series Trust	Page 4

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028 (A)	$ 6,120,000	$ 5,713,666
Duke Energy Corp.
5.00%, 12/08/2027	1,740,000	1,738,459
EDP Finance BV
3.63%, 07/15/2024 (A)	4,735,000	4,706,396
Investment Energy Resources Ltd.
6.25%, 04/26/2029 (A)	1,588,000	1,535,294
JSW Hydro Energy Ltd.
4.13%, 05/18/2031 (E)	2,576,000	2,278,115
Pacific Gas & Electric Co.
2.50%, 02/01/2031	2,692,000	2,241,243
3.30%, 12/01/2027	400,000	371,897

		21,014,887

Electronic Equipment, Instruments & Components - 0.7%
Arrow Electronics, Inc.
2.95%, 02/15/2032	4,235,000	3,557,371
Keysight Technologies, Inc.
4.60%, 04/06/2027	4,598,000	4,526,725
Sensata Technologies, Inc.
4.38%, 02/15/2030 (A)	3,358,000	3,056,520
Trimble, Inc.
6.10%, 03/15/2033	5,881,000	6,148,734

		17,289,350

Energy Equipment & Services - 0.1%
Odebrecht Oil & Gas Finance Ltd. Zero Coupon, 04/29/2024 (A) (D)	500,930	26,299
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (A)	2,385,000	2,299,488

		2,325,787

Financial Services - 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45%, 04/03/2026	2,421,000	2,381,578
Aviation Capital Group LLC
3.50%, 11/01/2027 (A)	5,935,000	5,525,836
5.50%, 12/15/2024 (A)	7,444,000	7,415,642
Avolon Holdings Funding Ltd.
4.25%, 04/15/2026 (A)	4,613,000	4,453,162
5.50%, 01/15/2026 (A)	7,566,000	7,486,883
Macquarie Airfinance Holdings Ltd.
6.50%, 03/26/2031 (A)	881,000	896,900
United Wholesale Mortgage LLC
5.50%, 11/15/2025 (A)	4,479,000	4,439,192

		32,599,193

Food Products - 1.2%
Bunge Ltd. Finance Corp.
1.63%, 08/17/2025	2,794,000	2,646,889
2.75%, 05/14/2031	4,899,000	4,213,160
Cargill, Inc.
5.13%, 10/11/2032 (A)	2,101,000	2,113,065
J M Smucker Co.
6.50%, 11/15/2043	2,405,000	2,612,817
Post Holdings, Inc.
4.63%, 04/15/2030 (A)	1,608,000	1,477,709
5.50%, 12/15/2029 (A)	5,089,000	4,919,347
Tyson Foods, Inc.
5.70%, 03/15/2034	3,760,000	3,806,863
Viterra Finance BV
4.90%, 04/21/2027 (A)	6,894,000	6,773,701

		28,563,551

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Equipment & Supplies - 0.4%
Alcon Finance Corp.
2.75%, 09/23/2026 (A)	$ 3,455,000	$ 3,260,108
5.75%, 12/06/2052 (A)	892,000	924,670
Boston Scientific Corp.
4.70%, 03/01/2049	725,000	671,890
Medline Borrower LP
3.88%, 04/01/2029 (A)	1,821,000	1,659,318
5.25%, 10/01/2029 (A)	1,459,000	1,378,765
Stryker Corp.
1.95%, 06/15/2030	3,174,000	2,679,298

		10,574,049

Health Care Providers & Services - 2.2%
Cardinal Health, Inc.
5.45%, 02/15/2034	3,168,000	3,200,585
Centene Corp.
3.00%, 10/15/2030	1,608,000	1,378,104
3.38%, 02/15/2030	5,226,000	4,625,041
4.25%, 12/15/2027	1,438,000	1,371,856
Charles River Laboratories International, Inc.
4.00%, 03/15/2031 (A)	2,308,000	2,064,279
CHS/Community Health Systems, Inc.
5.25%, 05/15/2030 (A)	2,372,000	1,934,279
Cigna Group
2.40%, 03/15/2030	2,487,000	2,149,368
5.25%, 02/15/2034	5,748,000	5,739,575
CVS Health Corp.
4.78%, 03/25/2038	2,923,000	2,704,017
5.25%, 01/30/2031	2,842,000	2,864,192
Elevance Health, Inc.
2.25%, 05/15/2030	2,912,000	2,489,841
5.13%, 02/15/2053	4,527,000	4,339,389
HCA, Inc.
5.60%, 04/01/2034	4,018,000	4,049,898
6.00%, 04/01/2054	3,988,000	4,053,791
Molina Healthcare, Inc.
4.38%, 06/15/2028 (A)	2,587,000	2,431,844
Tenet Healthcare Corp.
5.13%, 11/01/2027	3,149,000	3,080,218
UnitedHealth Group, Inc.
5.20%, 04/15/2063	4,016,000	3,926,703

		52,402,980

Health Care REITs - 0.1%
DOC DR LLC
2.63%, 11/01/2031	2,876,000	2,371,015

Health Care Technology - 0.1%
GE HealthCare Technologies, Inc.
5.86%, 03/15/2030	2,046,000	2,130,777

Hotels, Restaurants & Leisure - 1.5%
Alsea SAB de CV
7.75%, 12/14/2026 (E)	2,500,000	2,561,562
Boyd Gaming Corp.
4.75%, 12/01/2027	1,498,000	1,446,636
Boyne USA, Inc.
4.75%, 05/15/2029 (A)	1,273,000	1,179,699
Hilton Domestic Operating Co., Inc.
3.75%, 05/01/2029 (A)	4,439,000	4,072,014
Hyatt Hotels Corp.
1.80%, 10/01/2024	1,878,000	1,838,520
International Game Technology PLC
6.50%, 02/15/2025 (A)	2,190,000	2,197,858

Transamerica Series Trust	Page 5

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
Light & Wonder International, Inc.
7.00%, 05/15/2028 (A)	$ 1,439,000	$ 1,450,406
7.25%, 11/15/2029 (A)	1,730,000	1,776,144
Marriott International, Inc.
2.75%, 10/15/2033	3,278,000	2,666,342
5.75%, 05/01/2025	402,000	402,825
MGM Resorts International
4.75%, 10/15/2028	3,753,000	3,568,704
NCL Corp. Ltd.
5.88%, 03/15/2026 (A)	3,086,000	3,044,998
Royal Caribbean Cruises Ltd.
5.50%, 04/01/2028 (A)	2,253,000	2,226,676
Viking Cruises Ltd.
5.88%, 09/15/2027 (A)	5,609,000	5,504,800
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	3,928,000	3,376,789

		37,313,973

Independent Power & Renewable Electricity Producers - 0.4%
Calpine Corp.
3.75%, 03/01/2031 (A)	7,630,000	6,691,574
NRG Energy, Inc.
3.38%, 02/15/2029 (A)	1,347,000	1,196,502
3.63%, 02/15/2031 (A)	1,408,000	1,213,697

		9,101,773

Insurance - 1.9%
AXA SA
8.60%, 12/15/2030	6,409,000	7,566,146
Cloverie PLC for Zurich Insurance Co. Ltd.
Fixed until 06/24/2026, 5.63% (B), 06/24/2046 (E)	9,455,000	9,407,725
Constellation Insurance, Inc.
6.80%, 01/24/2030 (A)	8,992,000	8,790,211
Equitable Holdings, Inc.
5.59%, 01/11/2033	6,235,000	6,305,452
Global Atlantic Finance Co.
6.75%, 03/15/2054 (A)	1,025,000	1,052,986
7.95%, 06/15/2033 (A)	4,839,000	5,379,022
Hanwha Life Insurance Co. Ltd.
Fixed until 02/04/2027, 3.38% (B), 02/04/2032 (A)	4,600,000	4,264,430
Muenchener Rueckversicherungs-Gesellschaft AG
Fixed until 11/23/2031, 5.88% (B), 05/23/2042 (A)	2,600,000	2,634,440

		45,400,412

Interactive Media & Services - 0.3%
Baidu, Inc.
4.38%, 05/14/2024	2,675,000	2,670,399
Meta Platforms, Inc.
4.80%, 05/15/2030	4,086,000	4,107,420

		6,777,819

Internet & Catalog Retail - 0.1%
Expedia Group, Inc.
2.95%, 03/15/2031	1,045,000	910,557
3.80%, 02/15/2028	1,861,000	1,771,221

		2,681,778

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Machinery - 0.4%
CNH Industrial Capital LLC
4.55%, 04/10/2028	$ 4,881,000	$ 4,784,579
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	5,053,000	4,414,573

		9,199,152

Marine Transportation - 0.2%
MV24 Capital BV
6.75%, 06/01/2034 (A)	4,112,436	3,859,136

Media - 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital
5.13%, 07/01/2049	7,829,000	6,060,985
Clear Channel Outdoor Holdings, Inc.
7.50%, 06/01/2029 (A) (C)	1,505,000	1,245,076
Comcast Corp.
4.15%, 10/15/2028	5,635,000	5,504,159
CSC Holdings LLC
4.50%, 11/15/2031 (A)	2,712,000	1,919,736
Paramount Global
4.20%, 05/19/2032 (C)	2,213,000	1,840,267
Virgin Media Secured Finance PLC
4.50%, 08/15/2030 (A)	2,620,000	2,267,900
5.50%, 05/15/2029 (A)	6,126,000	5,665,604

		24,503,727

Metals & Mining - 0.4%
ArcelorMittal SA
6.55%, 11/29/2027	5,136,000	5,331,954
Glencore Funding LLC
2.63%, 09/23/2031 (A)	5,411,000	4,514,466
Novelis Corp.
3.25%, 11/15/2026 (A)	915,000	852,576

		10,698,996

Mortgage Real Estate Investment Trusts - 0.4%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027 (A)	9,156,000	8,568,899

Office REITs - 0.3%
COPT Defense Properties LP
2.25%, 03/15/2026	2,900,000	2,727,372
Highwoods Realty LP
4.13%, 03/15/2028	2,540,000	2,376,116
7.65%, 02/01/2034	1,817,000	1,986,779

		7,090,267

Oil, Gas & Consumable Fuels - 4.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
7.88%, 05/15/2026 (A)	4,119,000	4,204,939
Boardwalk Pipelines LP
3.40%, 02/15/2031	6,668,000	5,916,092
Cheniere Energy Partners LP
4.00%, 03/01/2031	7,820,000	7,101,292
4.50%, 10/01/2029	3,017,000	2,871,990
Chevron USA, Inc.
3.25%, 10/15/2029	2,435,000	2,280,489
Ecopetrol SA
8.38%, 01/19/2036	5,000,000	5,042,820
Energy Transfer LP
6.00%, 06/15/2048	6,319,000	6,289,276

Transamerica Series Trust	Page 6

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
EnLink Midstream Partners LP
5.05%, 04/01/2045	$ 5,234,000	$ 4,323,034
EQM Midstream Partners LP
6.38%, 04/01/2029 (A)	1,324,000	1,334,849
Exxon Mobil Corp.
3.04%, 03/01/2026	3,344,000	3,239,139
NuStar Logistics LP
5.63%, 04/28/2027	3,919,000	3,876,360
5.75%, 10/01/2025	1,162,000	1,156,239
Occidental Petroleum Corp.
5.55%, 03/15/2026	10,740,000	10,780,393
ONEOK Partners LP
4.90%, 03/15/2025	1,556,000	1,544,462
ONEOK, Inc.
6.10%, 11/15/2032	5,085,000	5,331,982
Ovintiv, Inc.
6.25%, 07/15/2033	3,595,000	3,736,071
Petroleos Mexicanos
6.50%, 01/23/2029 (C)	3,820,000	3,412,154
6.84%, 01/23/2030	3,043,000	2,684,618
6.88%, 10/16/2025	2,701,000	2,666,128
7.69%, 01/23/2050	1,538,000	1,107,166
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/2029	2,348,000	2,154,923
Sabine Pass Liquefaction LLC
5.90%, 09/15/2037	4,425,000	4,598,684
Southwestern Energy Co.
5.38%, 03/15/2030	1,764,000	1,697,489
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	1,979,000	1,780,713
Venture Global LNG, Inc.
9.50%, 02/01/2029 (A)	5,364,000	5,778,463
Vital Energy, Inc.
7.75%, 07/31/2029 (A)	3,265,000	3,291,972
Western Midstream Operating LP
6.15%, 04/01/2033	3,723,000	3,818,506
YPF SA
9.50%, 01/17/2031 (A)	1,338,000	1,366,809

		103,387,052

Passenger Airlines - 0.3%
American Airlines Pass-Through Trust
3.15%, 08/15/2033	1,849,442	1,653,417
Delta Air Lines Pass-Through Trust
3.20%, 10/25/2025	2,273,000	2,271,258
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.75%, 10/20/2028 (A)	4,574,000	4,474,552

		8,399,227

Personal Care Products - 0.3%
Kenvue, Inc.
5.00%, 03/22/2030	6,041,000	6,104,145

Pharmaceuticals - 0.9%
AbbVie, Inc.
5.05%, 03/15/2034	4,999,000	5,059,262
Bausch Health Cos., Inc.
5.25%, 01/30/2030 (A)	4,435,000	1,831,796
Bayer US Finance II LLC
4.38%, 12/15/2028 (A)	2,232,000	2,101,621
Bristol-Myers Squibb Co.
5.65%, 02/22/2064	1,935,000	1,996,389
Merck & Co., Inc.
5.00%, 05/17/2053	4,779,000	4,684,731

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 05/19/2043	$ 3,998,000	$ 3,913,472
Viatris, Inc.
2.30%, 06/22/2027	1,631,000	1,481,715

		21,068,986

Professional Services - 0.4%
Equifax, Inc.
2.60%, 12/01/2024	2,308,000	2,262,309
5.10%, 12/15/2027	3,203,000	3,203,484
Gartner, Inc.
4.50%, 07/01/2028 (A)	3,427,000	3,264,837

		8,730,630

Residential REITs - 0.3%
American Homes 4 Rent LP
5.50%, 02/01/2034 (C)	5,064,000	5,047,007
Invitation Homes Operating Partnership LP
4.15%, 04/15/2032 (C)	2,201,000	2,015,362

		7,062,369

Semiconductors & Semiconductor Equipment - 1.6%
Advanced Micro Devices, Inc.
3.92%, 06/01/2032	4,546,000	4,278,748
Broadcom, Inc.
3.14%, 11/15/2035 (A)	6,250,000	5,049,779
Foundry JV Holdco LLC
5.88%, 01/25/2034 (A)	5,006,000	5,017,921
KLA Corp.
4.10%, 03/15/2029	3,433,000	3,351,439
Microchip Technology, Inc.
0.98%, 09/01/2024	3,341,000	3,273,195
5.05%, 03/15/2029	4,792,000	4,792,075
Micron Technology, Inc.
5.30%, 01/15/2031	5,154,000	5,188,848
QUALCOMM, Inc.
3.25%, 05/20/2050	1,961,000	1,450,987
TSMC Global Ltd.
1.38%, 09/28/2030 (A)	7,302,000	5,917,604

		38,320,596

Software - 0.9%
Constellation Software, Inc.
5.16%, 02/16/2029 (A)	1,506,000	1,505,198
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	1,311,000	1,162,564
Fiserv, Inc.
5.45%, 03/02/2028	3,837,000	3,882,810
Intuit, Inc.
5.50%, 09/15/2053	1,750,000	1,818,850
Oracle Corp.
3.65%, 03/25/2041	2,325,000	1,828,651
6.90%, 11/09/2052	4,675,000	5,376,692
Rackspace Technology Global, Inc.
3.50%, 02/15/2028 (A)	2,875,000	993,780
Take-Two Interactive Software, Inc.
3.55%, 04/14/2025	5,047,000	4,951,447

		21,519,992

Specialized REITs - 0.9%
Extra Space Storage LP
5.90%, 01/15/2031	6,238,000	6,458,965
Iron Mountain, Inc.
5.25%, 03/15/2028 (A)	5,956,000	5,763,060

Transamerica Series Trust	Page 7

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Specialized REITs (continued)
VICI Properties LP
4.95%, 02/15/2030	$ 6,310,000	$ 6,092,609
Weyerhaeuser Co.
4.00%, 04/15/2030	4,422,000	4,179,653

		22,494,287

Technology Hardware, Storage & Peripherals - 0.6%
Dell International LLC/EMC Corp.
5.30%, 10/01/2029	6,358,000	6,439,777
6.02%, 06/15/2026	1,630,000	1,651,209
NCR Voyix Corp.
5.00%, 10/01/2028 (A)	1,582,000	1,473,553
5.13%, 04/15/2029 (A)	2,386,000	2,212,834
5.25%, 10/01/2030 (A)	2,379,000	2,152,324

		13,929,697

Tobacco - 0.5%
BAT Capital Corp.
6.42%, 08/02/2033	5,528,000	5,795,355
Philip Morris International, Inc.
4.25%, 11/10/2044	4,331,000	3,630,446
5.25%, 02/13/2034	3,776,000	3,746,082

		13,171,883

Wireless Telecommunication Services - 0.5%
Axian Telecom
7.38%, 02/16/2027 (A)	728,000	703,787
T-Mobile USA, Inc.
3.50%, 04/15/2031	2,660,000	2,400,892
3.88%, 04/15/2030	1,949,000	1,825,430
5.15%, 04/15/2034	5,138,000	5,123,831
Vmed O2 UK Financing I PLC
4.75%, 07/15/2031 (A)	2,825,000	2,436,202

		12,490,142

Total Corporate Debt Securities (Cost $1,011,155,484)		1,033,560,841

FOREIGN GOVERNMENT OBLIGATIONS - 0.5%
Colombia - 0.1%
Colombia Government International Bonds
3.13%, 04/15/2031	2,326,000	1,856,457

Cote d’Ivoire - 0.1%
Ivory Coast Government International Bonds
8.25%, 01/30/2037 (A)	3,772,000	3,776,904

Dominican Republic - 0.2%
Dominican Republic International Bonds
4.88%, 09/23/2032 (A)	1,489,000	1,332,993
5.50%, 01/27/2025 (E)	2,640,000	2,620,202

		3,953,195

Uzbekistan - 0.1%
Republic of Uzbekistan International Bonds
3.90%, 10/19/2031 (A)	2,745,000	2,261,397

Total Foreign Government Obligations (Cost $11,373,845)		11,847,953

	Principal	Value
LOAN ASSIGNMENT - 0.0% (F)
IT Services - 0.0% (F)
Rackspace Technology Global, Inc.
1st Lien Term Loan,
3-Month Term SOFR + 6.25%, 11.58% (B), 05/15/2028	$ 439,827	$ 435,429

Total Loan Assignment (Cost $402,830)		435,429

MORTGAGE-BACKED SECURITIES - 9.3%
1211 Avenue of the Americas Trust
Series 2015-1211, Class A1A1,
3.90%, 08/10/2035 (A)	5,900,000	5,671,557
20 Times Square Trust
Series 2018-20TS, Class B,
3.10% (B), 05/15/2035 (A)	5,148,000	4,442,872
Alternative Loan Trust
Series 2005-14, Class 2A1,
1-Month Term SOFR + 0.53%, 5.65% (B), 05/25/2035	75,633	67,287
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class ANM,
3.11%, 11/05/2032 (A)	2,700,000	2,433,450
Banc of America Funding Trust
Series 2005-D, Class A1,
5.16% (B), 05/25/2035	846,528	772,648
BBCMS Mortgage Trust
Series 2018-TALL, Class D,
1-Month Term SOFR + 1.65%, 6.97% (B), 03/15/2037 (A)	5,000,000	4,426,294
BRAVO Residential Funding Trust
Series 2024-NQM3, Class A1,
6.19% (B), 03/25/2064 (A)	4,190,000	4,204,276
BX Commercial Mortgage Trust
Series 2020-VKNG, Class C,
1-Month Term SOFR + 1.51%, 6.84% (B), 10/15/2037 (A)	1,624,000	1,613,850
Citigroup Commercial Mortgage Trust
Series 2016-P5, Class AAB,
2.84%, 10/10/2049	3,094,359	3,014,250
COMM Mortgage Trust
Series 2016-787S, Class A,
3.55%, 02/10/2036 (A)	5,000,000	4,721,249
CSMC Trust
Series 2020-RPL4, Class A1,
2.00% (B), 01/25/2060 (A)	11,139,332	9,696,760
Series 2021-RPL3, Class A1,
2.00% (B), 01/25/2060 (A)	5,472,922	4,712,538
DOLP Trust
Series 2021-NYC, Class A,
2.96%, 05/10/2041 (A)	5,300,000	4,450,470
Extended Stay America Trust
Series 2021-ESH, Class A,
1-Month Term SOFR + 1.19%, 6.52% (B), 07/15/2038 (A)	5,028,407	5,026,827
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class A,
3.14%, 12/10/2036 (A)	5,000,000	4,881,061

Transamerica Series Trust	Page 8

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Fontainebleau Miami Beach Trust (continued)
Series 2019-FBLU, Class C,
3.75%, 12/10/2036 (A)	$ 2,800,000	$ 2,731,758
Series 2019-FBLU, Class D,
3.96% (B), 12/10/2036 (A)	1,500,000	1,462,774
GCAT Trust
Series 2024-NQM1, Class A1,
6.01% (B), 01/25/2059 (A)	6,869,987	6,853,141
Great Wolf Trust
Series 2019-WOLF, Class C,
1-Month Term SOFR + 1.95%, 7.27% (B), 12/15/2036 (A)	5,373,529	5,363,454
GS Mortgage Securities Trust
Series 2016-GS3, Class AAB,
2.78%, 10/10/2049	1,756,471	1,709,454
HarborView Mortgage Loan Trust
Series 2006-7, Class 2A1A,
1-Month Term SOFR + 0.51%, 5.84% (B), 09/19/2046	108,952	94,854
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-ACE, Class A,
3.29%, 01/10/2037 (A)	7,500,000	7,307,984
MetLife Securitization Trust
Series 2017-1A, Class A,
3.00% (B), 04/25/2055 (A)	1,440,754	1,346,696
MFA Trust
Series 2021-RPL1, Class A1,
1.13% (B), 07/25/2060 (A)	4,486,615	3,950,289
Mill City Mortgage Loan Trust
Series 2019-1, Class A1,
3.25% (B), 10/25/2069 (A)	847,695	811,090
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C20, Class ASB,
3.07%, 02/15/2048	426,829	423,671
Series 2015-C27, Class ASB,
3.56%, 12/15/2047	1,316,079	1,297,862
New Residential Mortgage Loan Trust
Series 2016-4A, Class A1,
3.75% (B), 11/25/2056 (A)	3,037,451	2,820,061
Series 2018-RPL1, Class A1,
3.50% (B), 12/25/2057 (A)	7,054,340	6,679,583
Series 2019-2A, Class A1,
4.25% (B), 12/25/2057 (A)	5,398,529	5,174,633
Series 2019-4A, Class A1B,
3.50% (B), 12/25/2058 (A)	6,497,136	5,967,994
Series 2019-5A, Class A1B,
3.50% (B), 08/25/2059 (A)	2,923,237	2,708,214
Series 2019-6A, Class A1B,
3.50% (B), 09/25/2059 (A)	2,402,453	2,226,159
Series 2019-RPL2, Class A1,
3.25% (B), 02/25/2059 (A)	3,997,675	3,782,307
Series 2020-1A, Class A1B,
3.50% (B), 10/25/2059 (A)	7,750,452	7,148,435
OBX Trust
Series 2023-NQM4, Class A1,
6.11% (B), 03/25/2063 (A)	3,097,676	3,097,719
Series 2024-NQM4, Class A1,
6.07% (B), 01/25/2064 (A)	5,038,960	5,042,002
Series 2024-NQM5, Class A1,
5.99% (B), 03/25/2028 (A)	1,990,000	1,990,079
One New York Plaza Trust
Series 2020-1NYP, Class A,
1-Month Term SOFR + 1.06%, 6.39% (B), 01/15/2036 (A)	4,000,000	3,900,262

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Reperforming Loan Trust REMICS
Series 2006-R1, Class AF1,
1-Month Term SOFR + 0.45%, 5.78% (B), 01/25/2036 (A)	$ 997,270	$ 920,585
SFO Commercial Mortgage Trust
Series 2021-555, Class A,
1-Month Term SOFR + 1.26%, 6.59% (B), 05/15/2038 (A)	4,600,000	4,473,610
Towd Point Mortgage Trust
Series 2017-1, Class A1,
2.75% (B), 10/25/2056 (A)	19,301	19,219
Series 2017-4, Class A1,
2.75% (B), 06/25/2057 (A)	4,666,494	4,466,927
Series 2017-6, Class A1,
2.75% (B), 10/25/2057 (A)	8,602,340	8,289,571
Series 2018-2, Class A1,
3.25% (B), 03/25/2058 (A)	207,629	200,850
Series 2018-4, Class A1,
3.00% (B), 06/25/2058 (A)	7,029,707	6,501,556
Series 2019-1, Class A1,
3.75% (B), 03/25/2058 (A)	9,327,284	8,854,358
Series 2019-4, Class A1,
2.90% (B), 10/25/2059 (A)	7,534,688	7,044,399
Series 2020-4, Class A1,
1.75%, 10/25/2060 (A)	12,700,936	11,151,015
Series 2022-1, Class A1,
3.75% (B), 07/25/2062 (A)	10,775,724	10,029,429
Series 2022-4, Class A1,
3.75%, 09/25/2062 (A)	9,939,151	9,257,097
Series 2023-1, Class A1,
3.75%, 01/25/2063 (A)	9,027,448	8,494,301
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-AR13, Class A1A1,
1-Month Term SOFR + 0.69%, 6.02% (B), 10/25/2045	597,926	570,516

Total Mortgage-Backed Securities (Cost $226,359,648)		224,299,297

U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.3%
Federal Home Loan Mortgage Corp.
3.00%, 04/01/2052	919,127	792,048
3.50%, 08/01/2049	635,113	577,727
5.00%, 08/01/2024 - 07/01/2025	6,458	6,451
1-Year RFUCC Treasury + 1.35%, 5.59% (B), 09/01/2035	13,565	13,707
1-Year RFUCC Treasury + 1.87%, 6.12% (B), 09/01/2035	57,142	57,042
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K049, Class A2,
3.01%, 07/25/2025	6,726,000	6,549,780
Federal National Mortgage Association
3.00%, 08/01/2049 - 05/01/2052	1,914,845	1,661,497
4.00%, 10/01/2047 - 02/01/2048	1,538,540	1,455,380
4.50%, 08/01/2052	8,961,464	8,541,374
5.00%, 01/01/2025 - 04/01/2053	26,728,979	26,130,997
6-Month RFUCC Treasury + 1.75%, 5.50% (B), 05/01/2035	39,643	39,433
5.50%, 03/01/2053	10,152,283	10,111,570
1-Year CMT + 1.81%, 5.56% (B), 08/01/2035	4,220	4,197

Transamerica Series Trust	Page 9

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
1-Year RFUCC Treasury + 1.34%, 5.59% (B), 12/01/2034	$ 654	$ 648
1-Year CMT + 2.15%, 5.90% (B), 07/01/2032	1,969	1,966
1-Year CMT + 2.22%, 6.00% (B), 01/01/2028	1,669	1,661
12-MTA + 1.20%, 6.28% (B), 06/01/2043	23,535	23,448
1-Year CMT + 2.18%, 6.30% (B), 10/01/2035	1,040	1,033
6-Month RFUCC Treasury + 1.61%, 7.36% (B), 08/01/2036	4,566	4,574
Uniform Mortgage-Backed Security, TBA
2.00%, 04/01/2054 (G)	70,366,000	55,737,481
2.50%, 04/01/2054 (G)	23,889,000	19,769,146
5.50%, 04/01/2054 (G)	45,900,000	45,704,118

Total U.S. Government Agency Obligations (Cost $178,521,618)		177,185,278

U.S. GOVERNMENT OBLIGATIONS - 26.9%
U.S. Treasury - 25.4%
U.S. Treasury Bonds
1.25%, 05/15/2050	49,857,200	25,557,658
2.00%, 02/15/2050 (H)	29,988,000	18,820,984
2.25%, 05/15/2041	12,471,000	9,229,514
2.25%, 08/15/2046 (H)	5,162,000	3,539,196
2.38%, 02/15/2042	86,806,300	64,670,694
2.75%, 08/15/2042 (H)	38,111,000	29,954,353
2.88%, 05/15/2049	9,100,000	6,934,840
3.50%, 02/15/2039	37,159,000	34,187,731
3.63%, 05/15/2053	7,743,000	6,815,655
3.88%, 02/15/2043 - 05/15/2043	53,420,000	49,408,931
4.00%, 11/15/2052	5,449,000	5,132,490
4.13%, 08/15/2053	5,136,000	4,945,005
4.25%, 05/15/2039 (H)	7,203,000	7,197,935
4.50%, 02/15/2044	33,221,000	33,449,394
4.75%, 11/15/2043 - 11/15/2053	5,720,000	6,022,707
U.S. Treasury Bonds, Principal Only STRIPS
Zero Coupon, 08/15/2052	82,601,000	24,776,519
U.S. Treasury Notes
0.63%, 05/15/2030	16,743,000	13,532,399
1.13%, 02/15/2031	20,747,400	17,026,646
1.25%, 08/15/2031	24,025,000	19,585,067
1.38%, 11/15/2031	38,352,000	31,352,760
1.50%, 02/15/2030	11,684,000	10,051,891
1.88%, 02/15/2032	14,309,500	12,095,999
2.75%, 08/15/2032	421,000	377,930
2.88%, 08/15/2028 - 05/15/2032	9,561,300	8,734,585
3.38%, 05/15/2033	19,612,300	18,389,596
3.50%, 02/15/2033	49,266,000	46,698,779
3.88%, 08/15/2033	9,554,000	9,309,179
4.00%, 01/31/2029 - 02/15/2034	8,823,000	8,701,313
4.13%, 11/15/2032	29,719,900	29,542,277
4.25%, 02/28/2031	56,224,000	56,364,560
4.38%, 08/31/2028	1,636,000	1,643,605

		614,050,192

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation-Protected Securities - 1.5%
U.S. Treasury Inflation-Protected Indexed Bonds
0.25%, 02/15/2050	$ 35,732,035	$ 22,626,351
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 07/15/2030	14,326,390	12,921,424

		35,547,775

Total U.S. Government Obligations (Cost $669,246,985)		649,597,967

COMMERCIAL PAPER - 1.4%
Financial Services - 0.8%
Britannia Funding Co. LLC
5.50% (I), 09/06/2024 (A)	5,272,000	5,145,124
Liberty Street Funding LLC
5.89% (I), 05/01/2024 (A)	13,500,000	13,431,532

		18,576,656

Pharmaceuticals - 0.6%
Pfizer, Inc.
5.59% (I), 06/04/2024 (A)	16,112,000	15,949,565

Total Commercial Paper (Cost $34,544,564)		34,526,221

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 3.9%
U.S. Treasury Bills
5.34% (I), 05/02/2024	15,536,000	15,465,369
5.36% (I), 05/30/2024 - 06/20/2024	31,665,999	31,321,162
5.38% (I), 06/13/2024	31,664,000	31,329,126
5.39% (I), 06/13/2024	15,832,000	15,664,563

Total Short-Term U.S. Government Obligations (Cost $93,778,988)		93,780,220

	Shares	Value
OTHER INVESTMENT COMPANY - 0.6%
Securities Lending Collateral - 0.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.29% (I)	14,800,343	14,800,343

Total Other Investment Company (Cost $14,800,343)		14,800,343

	Principal	Value
REPURCHASE AGREEMENT - 0.3%
Fixed Income Clearing Corp., 2.50% (I), dated 03/28/2024, to be repurchased at $7,622,381 on 04/01/2024. Collateralized by a U.S. Government Obligation, 4.25%, due 12/31/2025, and with a value of $7,772,715.	$ 7,620,265	7,620,265

Total Repurchase Agreement (Cost $7,620,265)		7,620,265

Total Investments (Cost $2,515,214,132)		2,518,172,864
Net Other Assets (Liabilities) - (4.2)%		(101,983,734)

Net Assets - 100.0%		$ 2,416,189,130

Transamerica Series Trust	Page 10

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$270,519,050	$—	$270,519,050
Corporate Debt Securities	—	1,033,560,841	—	1,033,560,841
Foreign Government Obligations	—	11,847,953	—	11,847,953
Loan Assignment	—	435,429	—	435,429
Mortgage-Backed Securities	—	224,299,297	—	224,299,297
U.S. Government Agency Obligations	—	177,185,278	—	177,185,278
U.S. Government Obligations	—	649,597,967	—	649,597,967
Commercial Paper	—	34,526,221	—	34,526,221
Short-Term U.S. Government Obligations	—	93,780,220	—	93,780,220
Other Investment Company	14,800,343	—	—	14,800,343
Repurchase Agreement	—	7,620,265	—	7,620,265

Total Investments	$14,800,343	$2,503,372,521	$—	$2,518,172,864

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, the total value of 144A securities is $892,299,382, representing 36.9% of the Portfolio’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $22,175,107, collateralized by cash collateral of $14,800,343 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $7,840,155. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2024, the total value of Regulation S securities is $16,867,604, representing 0.7% of the Portfolio’s net assets.
(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after March 31, 2024. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(H)	Securities are subject to sale-buyback transactions. The average amount of sale-buybacks outstanding during the period ended March 31, 2024 was $0 at a weighted average interest rate of 0.00%.
(I)	Rates disclosed reflect the yields at March 31, 2024.
(J)	There were no transfers in or out of Level 3 during the period ended March 31, 2024. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
MTA	Month Treasury Average
REIT	Real Estate Investment Trust
RFUCC	Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Transamerica Series Trust	Page 11

Transamerica Aegon Bond VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2024

(unaudited)

INVESTMENT VALUATION

Transamerica Aegon Bond VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Transamerica Series Trust	Page 12

Transamerica Aegon Bond VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Page 13